Employee Benefit Plans and Severance Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans and Severance Plan	Employee Benefit Plans and Severance Plan
In the United Kingdom, the Company makes contributions to private defined benefit pension schemes on behalf of its employees. The Company expensed $1.6 million, $1.3 million and $1.0 million, in the years ended December 31, 2021, 2020 and 2019, respectively.

In the United States, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code subsequent to September 30, 2018. The plan covers substantially all U.S. employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches employee contributions up to four percent of the employee’s annual salary. The Company expensed $0.3 million, $0.3 million and $0.2 million in contributions in the years ended in the years ended December 31, 2021, 2020 and 2019, respectively. The Company pays all administrative fees related to the Plan.

During January 2021 there was a restructuring program executed by the Company leading to a reduction in workforce and resulting in a corresponding severance charge of $1.2 million which has been presented on proportionate basis with research and development expenses and general and administration expenses.